Accounts Receivable and Others - Schedule of Recoverable Taxes (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Recoverable Taxes [Abstract]
Withholding income tax (IRRF) on financial investments to be offset	R$ 3,945	R$ 4,077
Income tax losses and social contribution carryforwards		17
Other recoverable taxes and contributions	26	1,315
Tax on value added - IVA – (Paraguay/Bolivia)	9,478	8,224
Other recoverable taxes	517	81
IRPJ/CSLL Estimative	11,675	1,934
Total current	25,641	15,648
ICMS recoverable	11,784	10,649
Non-cumulative PIS and COFINS to be offset	77,743	45,757
IRRF on financial investments to be offset	1,079	1,367
Tax on value added - IVA – (Paraguay/Bolivia)	24,887	18,160
Other recoverable taxes	1	156
Total noncurrent	R$ 115,494	R$ 76,089